RELATED PARTIES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Related Party Transactions [Abstract]
SCHEDULE OF TRANSACTIONS AND BALANCES WITH RELATED PARTIES

	Three months ended March 31
	2025	2024
General and administrative expenses:
Directors’ compensation	100	85
Salaries and fees to officers	79	128
Total General and administrative expenses	179	213

B.	Balances with related parties and officers:

	As of March 31,	As of December 31,
	2025	2024

Other accounts payables	101	89

	Year ended December 31
	2024	2023

General and administrative expenses:
Directors’ compensation	535	716
Salaries and fees to officers	595	1,155
Total General and administrative expenses	(*) 1,130	(*) 1,871

(*) Include share base compensation	349	988

Research and development expenses:
Salaries and fees to officers	-	33

Selling and marketing expenses:
Salaries and fees to officers	-	33

B.	Balances with related parties and officers:

	As of December 31,
	2024	2023

Other accounts payables	89	139